Issued Capital and Reserves - Number of shares issued and outstanding (Details) - shares	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Issued Capital and Reserves
Common shares issued and outstanding beginning	225,159,362	224,338,257	224,305,680	223,988,675
Share issuances for option exercises and RSU releases	13,387	821,105	8,333	317,005
Common shares issued and outstanding ending	225,172,749	225,159,362	224,314,013	224,305,680